Schedule I - Condensed Financial Information of Parent Company - Statements of Changes in Equity (Parenthetical) (Detail) - USD ($) $ in Thousands	12 Months Ended
	May 31, 2018	May 31, 2017	May 31, 2016
Condensed Financial Statements, Captions [Line Items]
Unrealized gain on available-for-sale securities, tax effect	$ 8,825	$ 3,762	$ 0
Accumulated Other Comprehensive Income (Loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Unrealized gain on available-for-sale securities, tax effect	8,825	$ 3,762	0
Parent Company [Member]
Condensed Financial Statements, Captions [Line Items]
Unrealized gain on available-for-sale securities, tax effect	(1,170)		0
Parent Company [Member] | Accumulated Other Comprehensive Income (Loss) [Member]
Condensed Financial Statements, Captions [Line Items]
Unrealized gain on available-for-sale securities, tax effect	$ (1,170)
Parent Company [Member] | Retained Earnings [Member]
Condensed Financial Statements, Captions [Line Items]
Unrealized gain on available-for-sale securities, tax effect			$ 0